Schedule of Components of (Loss) Income Before Taxes from Continuing Operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic			$ 36	$ (806)
Foreign			(12,030)	(24,745)
Loss from continuing operations before taxes	$ (81)	$ (4,300)	$ (11,994)	$ (25,551)